Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000114217
Shareholder Report [Line Items]
Fund Name	Emerging Markets Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	TRECX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Investor Class	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified. Exposure to post-restructuring securities in Digicel and convertible bonds in South Korea and Taiwan, which were supported by strong artificial intelligence (AI) demand, delivered solid returns. Additionally, the fund’s positioning in the financials sector was helpful, driven by an underweight to investment-grade names.

  Against the style-specific index, security selection in the oil and gas sector had a negative impact, driven by concerns over Brazilian fuel distributor Raizen’s leverage ratio. In the transport sector, a modest position in distressed Brazilian airline Azul detracted.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength amid investor interest in AI in the sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Corporate Bond Fund (Investor Class)	8.66%	1.55%	4.51%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	14.30	1.78	4.40
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	8.73	2.48	4.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 332,057,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,147,000
InvestmentCompanyPortfolioTurnover	89.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$332,057 Number of Portfolio Holdings207
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

India	7.4%
Mexico	6.8
Brazil	6.3
China	5.9
Indonesia	5.3
Philippines	4.1
Argentina	3.9
Uzbekistan	3.8
Türkiye	3.6
Other	52.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.9%
Minejesa Capital	1.5
Veon Midco	1.4
Standard Chartered	1.4
Bangkok Bank	1.3
YPF	1.3
Krakatau Posco	1.3
Kaspi.KZ	1.3
FS Luxembourg	1.3
Orbia Advance Corp.	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000114216
Shareholder Report [Line Items]
Fund Name	Emerging Markets Corporate Bond Fund
Class Name	Advisor Class
Trading Symbol	PACEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Advisor Class	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified. Exposure to post-restructuring securities in Digicel and convertible bonds in South Korea and Taiwan, which were supported by strong artificial intelligence (AI) demand, delivered solid returns. Additionally, the fund’s positioning in the financials sector was helpful, driven by an underweight to investment-grade names.

  Against the style-specific index, security selection in the oil and gas sector had a negative impact, driven by concerns over Brazilian fuel distributor Raizen’s leverage ratio. In the transport sector, a modest position in distressed Brazilian airline Azul detracted.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength amid investor interest in AI in the sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Corporate Bond Fund (Advisor Class)	8.35%	1.27%	4.28%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	14.30	1.78	4.40
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	8.73	2.48	4.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 332,057,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,147,000
InvestmentCompanyPortfolioTurnover	89.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$332,057 Number of Portfolio Holdings207
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

India	7.4%
Mexico	6.8
Brazil	6.3
China	5.9
Indonesia	5.3
Philippines	4.1
Argentina	3.9
Uzbekistan	3.8
Türkiye	3.6
Other	52.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.9%
Minejesa Capital	1.5
Veon Midco	1.4
Standard Chartered	1.4
Bangkok Bank	1.3
YPF	1.3
Krakatau Posco	1.3
Kaspi.KZ	1.3
FS Luxembourg	1.3
Orbia Advance Corp.	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166323
Shareholder Report [Line Items]
Fund Name	Emerging Markets Corporate Bond Fund
Class Name	I Class
Trading Symbol	TECIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - I Class	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified. Exposure to post-restructuring securities in Digicel and convertible bonds in South Korea and Taiwan, which were supported by strong artificial intelligence (AI) demand, delivered solid returns. Additionally, the fund’s positioning in the financials sector was helpful, driven by an underweight to investment-grade names.

  Against the style-specific index, security selection in the oil and gas sector had a negative impact, driven by concerns over Brazilian fuel distributor Raizen’s leverage ratio. In the transport sector, a modest position in distressed Brazilian airline Azul detracted.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength amid investor interest in AI in the sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Markets Corporate Bond Fund (I Class)	8.72%	1.69%	4.71%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	14.30	1.78	4.40
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	8.73	2.48	4.77

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 332,057,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,147,000
InvestmentCompanyPortfolioTurnover	89.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$332,057 Number of Portfolio Holdings207
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

India	7.4%
Mexico	6.8
Brazil	6.3
China	5.9
Indonesia	5.3
Philippines	4.1
Argentina	3.9
Uzbekistan	3.8
Türkiye	3.6
Other	52.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.9%
Minejesa Capital	1.5
Veon Midco	1.4
Standard Chartered	1.4
Bangkok Bank	1.3
YPF	1.3
Krakatau Posco	1.3
Kaspi.KZ	1.3
FS Luxembourg	1.3
Orbia Advance Corp.	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless
C000260377
Shareholder Report [Line Items]
Fund Name	Emerging Markets Corporate Bond Fund
Class Name	Z Class
Trading Symbol	TECZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Emerging markets fixed income advanced over the 12-month reporting period as yields fell due to improving inflation and easing global interest rates. Higher-yielding sovereigns benefited from tighter spreads amid debt restructuring in distressed countries, increased issuance that extended maturities, and the International Monetary Fund’s engagement with more stressed nations.

  The fund benefited from its credit selection in the technology, media, and telecommunications sector, relative to the J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified. Exposure to post-restructuring securities in Digicel and convertible bonds in South Korea and Taiwan, which were supported by strong artificial intelligence (AI) demand, delivered solid returns. Additionally, the fund’s positioning in the financials sector was helpful, driven by an underweight to investment-grade names.

  Against the style-specific index, security selection in the oil and gas sector had a negative impact, driven by concerns over Brazilian fuel distributor Raizen’s leverage ratio. In the transport sector, a modest position in distressed Brazilian airline Azul detracted.

  The fund seeks to provide high current income and, secondarily, capital appreciation primarily through a focus on hard currency corporate debt issued by companies domiciled within emerging markets. During the period, the fund trimmed exposure to telecommunications names on strength amid investor interest in AI in the sector.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception 5/12/25
Emerging Markets Corporate Bond Fund (Z Class)	7.33%
J.P. Morgan Emerging Markets Bond Index Global Diversified (Regulatory Benchmark)	11.36
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified (Strategy Benchmark)	6.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	May 12, 2025
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 332,057,000
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 1,147,000
InvestmentCompanyPortfolioTurnover	89.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$332,057 Number of Portfolio Holdings207
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

India	7.4%
Mexico	6.8
Brazil	6.3
China	5.9
Indonesia	5.3
Philippines	4.1
Argentina	3.9
Uzbekistan	3.8
Türkiye	3.6
Other	52.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Ecopetrol	1.9%
Minejesa Capital	1.5
Veon Midco	1.4
Standard Chartered	1.4
Bangkok Bank	1.3
YPF	1.3
Krakatau Posco	1.3
Kaspi.KZ	1.3
FS Luxembourg	1.3
Orbia Advance Corp.	1.2

Updated Prospectus Web Address	www.troweprice.com/paperless